Note 3 - Securities	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]
NOTE 3 – SECURITIES

The amortized cost and fair value of securities as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale:
U.S. Government and agencies	$15,488,836	$15,554,085	$7,506,147	$7,520,670
Obligations of states and political subdivisions	51,122,041	53,918,499	46,459,322	49,310,795
Mortgage-backed	104,892,935	107,607,325	92,037,038	94,599,469
Other	501,888	527,856	501,888	525,023

Total	$172,005,700	$177,607,765	$146,504,395	$151,955,957

A summary of unrealized gains and losses on securities at December 31, 2012 and 2011 follows:

	2012		2011
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
U.S. Government and agencies	$68,479	$3,230	$16,318	$1,795
Obligations of states and political subdivisions	2,863,159	66,701	2,855,507	4,034
Mortgage-backed	2,732,160	17,770	2,570,111	7,680
Other	25,968	-	23,135	-

Total	$5,689,766	$87,701	$5,465,071	$13,509

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Fair value
Due in one year or less	$2,230,260	$2,262,552
Due after one year through five years	12,626,401	12,793,810
Due after five years through ten years	26,729,021	27,864,985
Due after ten years	129,918,130	134,158,562
Other securities having no maturity date	501,888	527,856

Total	$172,005,700	$177,607,765

Securities with a carrying value of approximately $42,139,000 at December 31, 2012 and $51,780,000 at December 31, 2011 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2012	Unrealized losses	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value
U.S. Government and agencies	$3,230	$996,770	$-	$-	$3,230	$996,770
Obligations of states and political subdivisions	66,701	5,484,740	-	-	66,701	5,484,740
Mortgage-backed	17,770	7,593,495	-	-	17,770	7,593,495

Total temporarily impaired securities	$87,701	$14,075,005	$-	$-	$87,701	$14,075,005

2011
U.S. Government and agencies	$1,795	$997,970	$-	$-	$1,795	$997,970
Obligations of states and political subdivisions	4,034	1,594,949	-	-	4,034	1,594,949
Mortgage-backed	7,680	2,925,922	-	-	7,680	2,925,922

Total temporarily impaired securities	$13,509	$5,518,841	$-	$-	$13,509	$5,518,841

There were 24 securities in an unrealized loss position at December 31, 2012, none of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2012 were primarily the result of customary and expected fluctuations in the bond market.  As a result, all security impairments as of December 31, 2012 are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounted to $293,226 in 2012, $897,086 in 2011, and $278,242 in 2010, with the income tax provision applicable to such gains amounting to $99,697 in 2012, $305,009 in 2011, and $94,602 in 2010.  Gross realized losses from sale of securities amounted to $25,713 in 2012 and $322 in 2011 (none in 2010), with related income tax effect of $8,742 in 2012, and $109 in 2011.